Investment in Assets Measured at Fair Value through Profit or Loss (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	May 18, 2020 USD ($)	Apr. 30, 2020 ILS (₪)	May 22, 2019 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 ILS (₪) ₪ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Nov. 30, 2017 shares
IfrsStatementLineItems [Line Items]
Number of shares issued on investment | shares					139,966					139,966			4,250,000
Diluted percentage					23.54%					23.54%
Investments on initial closing date | ₪					₪ 330
Exercise price | ₪ / shares						₪ 20.28	₪ 1.91
Issued capital | ₪					623,567	₪ 452,259
Regenera Pharma Ltd [Member]
IfrsStatementLineItems [Line Items]
Diluted percentage	7.85%
Regenera Pharma Ltd [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage	11.76%
Regenera Pharma Ltd [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Diluted percentage	9.33%
Regenera Pharma Ltd [Member] | Investors [Member]
IfrsStatementLineItems [Line Items]
Proceeds from investors	$ 1,300
Regenera Pharma Ltd [Member] | Investors [Member] | Additional Raising Rounds [Member]
IfrsStatementLineItems [Line Items]
Proceeds from investors	$ 2,000
Novellus DX Ltd [Member] | Contractual Agreement [Member]
IfrsStatementLineItems [Line Items]
Consideration amount								$ 1,250
Investment amount									$ 2,500
Investments on initial closing date					₪ 1,600				1,250	$ 88	$ 181
Additional investment amount									$ 1,250
Percentage of undiluted conversion to ordinary shares					0.76%
Percentage of shares diluted					0.60%
Issued capital												$ 56,000
[custom:PercentageOfHoldingStake]					0.72%
Novellus DX Ltd [Member] | Contractual Agreement [Member] | Three Milestones [Member]
IfrsStatementLineItems [Line Items]
Issued capital												$ 500
Novellus DX Ltd [Member] | Contractual Agreement [Member] | Series B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued on investment | shares									390,930
Allocated shares | shares								195,465
Number of share option allocated | shares								156,367
Novellus DX Ltd [Member] | Contractual Agreement [Member] | Series B 1 Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued on investment | shares									312,734
Exercise price | $ / shares									$ 7.994
Novellus DX Ltd [Member] | Contractual Agreement [Member] | Pontifax Venture Capital and Additional Investors [Member]
IfrsStatementLineItems [Line Items]
Investment amount									$ 10,000
Cavnox Ltd [Member]
IfrsStatementLineItems [Line Items]
Return for convertible loan, amount				$ 300
Series A Preferred Shares [Member] | Regenera Pharma Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued on investment | shares			105,833
Percentage of shares issued			1.35%
Consideration amount			$ 1,270
Value per share | $ / shares			$ 12
Raise of capital, amount | ₪		₪ 3,000